Personnel expenses	12 Months Ended
Dec. 31, 2024
Personnel Expenses [Abstract]
Personnel expenses	Personnel expenses

in CHF thousands	2024	2023	2022
Salaries	(27,031)	(27,022)	(27,737)
Share-based compensation (non-cash effective)	(4,105)	(5,207)	(5,088)
Pension costs	(1,467)	(2,632)	(3,192)
Social security costs	(2,449)	(2,201)	(2,399)
Other personnel expenses	(2,644)	(2,954)	(1,473)
Total year ended December 31	(37,696)	(40,016)	(39,889)

Full-time equivalents and head count	2024	2023	2022
Average number of full-time equivalents	161.7	167.8	167.4
Full-time equivalents at year end	158.5	167.5	175.3
Headcount at year end	174	182	191
18.1    Pension costs and liabilities

in CHF thousands	2024	2023
Defined benefit pension plans
Actuarial assumptions
Discount rate at January 1	1.50%	2.25%
Discount rate at December 31 (1)	1.00%	1.50%
Future salary increases at December 31	2.00%	2.00%
Mortality tables	BVG2020 GT	BVG2020 GT
Date of last actuarial valuation	31.12.2024	31.12.2023
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31	58,210	56,347
Fair value of plan assets at December 31	53,690	51,627
Net defined benefit liability at December 31 (2)	4,520	4,720
Components of defined benefit cost in profit or loss
Current service cost (employer)	2,662	2,507
Past service cost (5)	(1,297)	43
Interest expense on defined benefit obligation	836	1,182
Interest income on plan assets	(761)	(1,126)
Administrative cost excl. cost for managing plan assets	27	26
Defined benefit cost recognized in profit or loss	1,467	2,632
thereof service cost and administrative cost	1,393	2,576
thereof net interest expense on the net defined benefit liability	74	56
Reconciliation of net defined benefit liability

Net defined benefit liability at January 1	4,720	2,245
Defined benefit cost recognized in profit or loss (3)	1,467	2,632
Remeasurement of net pension liabilities	485	1,975
Contributions by the employer (3)	(2,153)	(2,132)
Net defined benefit liability at December 31 (2)	4,520	4,720
Reconciliation of defined benefit obligation
Defined benefit obligation at January 1	56,347	52,529
Interest expenses on defined benefit obligation	836	1,182
Current service cost (employer)	2,662	2,507
Contributions by plan participants	1,352	1,344
Benefits (paid)/deposited	(5,210)	(3,918)
Past service cost	(1,297)	43
Administrative cost (excl. cost for managing plan assets)	28	26
Actuarial (gain)/loss on defined benefit obligation	3,492	2,634
Defined benefit obligation at December 31	58,210	56,347
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	3,708	3,644
Actuarial (gain) / loss on changes in demographic assumptions	—	(10)
Actuarial (gain) / loss arising from experience adjustments	(216)	(1,000)
Actuarial (gain)/loss on defined benefit obligation	3,492	2,634
Return on plan assets excluding interest income	(3,007)	(659)
Remeasurement of net pension liabilities	485	1,975
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1	51,627	50,284
Interest income on plan assets	761	1,126
Contributions by the employer	2,153	2,132
Contributions by plan participants	1,352	1,344
Benefits (paid)/deposited	(5,210)	(3,918)
Return on plan assets excl. interest income	3,007	659
Fair value of plan assets at December 31	53,690	51,627
Best estimate of contributions of next year
Contributions by the employer	2,128	2,156
Plan asset classes
Cash and cash equivalents	7,254	7,684
Equity instruments	23,455	21,810
Debt instruments (e.g. bonds)	10,391	9,047
Real estate funds	2,086	1,821
Others	1,961	1,792
Total plan assets at fair value (quoted market price)	45,147	42,154
Others	8,543	9,473
Total plan assets at fair value (non-quoted market price)	8,543	9,473
Total plan assets at fair value at December 31	53,690	51,627
thereof entity's own transferable financial instruments	—	—
thereof property occupied or other assets used by the entity	—	—
Sensitivity (4)

Defined benefit obligation at December 31 with discount rate -0.25%	60,728	58,683
Defined benefit obligation at December 31 with discount rate +0.25%	55,875	54,179
Defined benefit obligation at December 31 with interest rate on retirement savings capital -0.25%	57,297	55,437
Defined benefit obligation at December 31 with interest rate on retirement savings capital +0.25%	59,149	57,283
Defined benefit obligation at December 31 with salary increases -0.25%	57,785	55,974
Defined benefit obligation at December 31 with salary increases +0.25%	58,623	56,707
Defined benefit obligation at December 31 with life expectancy +1 year	59,058	57,071
Defined benefit obligation at December 31 with life expectancy -1 year	57,360	55,619
Maturity profile of defined benefit obligation
Weighted average duration of defined obligation in years at December 31	16.8	16.2
Weighted average duration of defined obligation in years at December 31 for active members	16.7	16.1
Weighted average duration of defined obligation in years at December 31 for pensioners	17.9	17.3

(1) Discount rates are based on industry benchmarks related to benefits with a 20 year duration.
(2) In liabilities for employee benefits, as presented in the consolidated statement of financial position included are also TCHF 359 (2023: TCHF 343; 2022: TCHF 307) for accrued sabbatical cost.
(3) The sum of these two positions represent the non-cash effective pension costs recognized in the profit and loss section of the consolidated statement of profit or loss and other comprehensive result of which TCHF 532 are research and development costs (2023: TCHF 390; 2022: TCHF 846) and TCHF 154 are selling, general and administrative costs (2023: TCHF 110; 2022: TCHF 250).
(4) For the most important parameters which influence the pension obligation of the Company a sensitivity analysis was performed. The discount rate and the assumption for salary increases were modified by a certain percentage value. Sensitivity on mortality was calculated by changing the mortality with a constant factor for all age groups. With this procedure the Company could change the longevity for most of the age categories by one year longer or shorter than the baseline value.
(5) Negative past service cost mainly result from plan amendments in compulsory defined benefit plan with VSAO.
The table below presents the amounts that are reflected in the statement of comprehensive income for the periods indicated:

in CHF thousands	2024	2023	2022

Components of defined benefit cost in profit or loss
Current service cost (employer)	2,662	2,507	3,137
Past service cost	(1,297)	43	—
Interest expense on defined benefit obligation	836	1,182	231
Interest income on plan assets	(761)	(1,126)	(203)
Administrative cost excl. cost for managing plan assets	27	26	27
Defined benefit cost recognized in profit or loss	1,467	2,632	3,192
thereof service cost and administrative cost	1,393	2,576	3,164
thereof net interest expense on the net defined benefit liability	74	56	28

Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	3,708	3,644	(12,222)
Actuarial (gain) / loss on changes in demographic assumptions	—	(10)	—
Actuarial (gain) / loss arising from experience adjustments	(216)	(1,000)	3,546
Actuarial (gain)/loss on defined benefit obligation	3,492	2,634	(8,676)
Return on plan assets excluding interest income	(3,007)	(659)	3,342
Remeasurement of net pension liabilities	485	1,975	(5,334)

18.2    Share-based compensation
18.2.1    Employee Share Option Plans (“ESOP”)
1.    ESOP 2009 established in December 2009
2.    ESOP 2014 established in July 2014
An ESOP is an incentive tool that fosters the entrepreneurial spirit and performance by way of financial participation in the Group's long term success. It gives employees, members of the Board of Directors and selected advisors a beneficial opportunity to purchase shares of the Company. Each option entitles its holder to purchase one share of the Company at a pre-defined exercise price. The number of options granted to each participant was determined by the Board of Directors based on a participant’s position and level of responsibility. The options generally vested quarterly over four years, with vesting of 25% after one year. At the end of the 10 year option term, unexercised options expire without value.
As of December 31, 2024 there are no more options outstanding on any of the Company's ESOP Plans. As of December 31, 2023, an aggregate of 282,105 options were outstanding under the ESOP 2009 and ESOP 2014. All these options were fully vested at the reporting date.
Since the initial public offering of the Company on the SIX Swiss Exchange on November 5, 2014, no further option grants have been made under any of these two share option plans.
18.2.2    Long Term Incentive (“LTI”) Plans: Restricted Share Units ("RSU'') and Performance Share Units ("PSU")
•LTI plans 2019 established in March 2020
•LTI plans 2020 established in March 2021
•LTI plans 2021 established in March 2022
•LTI plans 2022 established in March 2023
•LTI plans 2023 established in March 2024
Under the LTI plans, members of the Board of Directors are eligible to be granted RSUs, whereas members of the Management Board and other employees are eligible to be granted PSUs.
RSUs are contingent rights to receive a certain number of shares of the Company at the end of a three-year blocking period. The number of RSUs per plan participant is a function of the approved CHF amount per position divided by the fair value of each RSU as at the grant date. In certain circumstances, including a change of control, a full or partial accelerated vesting of the RSUs may occur. RSUs vest over a one-year period from date of grant.
PSUs are contingent rights to receive a variable number of shares of the Company. Since 2021, PSUs granted to employees (except for members of the Management Board) will vest in three tranches of one third each. The first tranche of the PSUs shall vest on the first anniversary of the grant date, the second tranche on the second anniversary of the grant date and the third tranche on the third anniversary of the grant date. For the members of the Management Board PSUs will vest at the end of a three year cliff-vesting period.
The number of PSUs per plan participant is a function of the approved CHF amount per position divided by the fair value of each PSU as of the grant date. While the PSUs are designed to let the beneficiaries participate in the long-term share price development, the number of shares to be earned in relation to a PSU also depends on the achievement of pre-defined corporate goals for the respective year. Accordingly, the number of shares to be issued based on the PSUs can be between zero and 150% of the number of PSUs granted. Even after the determination of goal achievement, participants may lose their entitlements in full or in part depending on certain conditions relating to their employment. In certain circumstances, including a change of control, a full or partial accelerated vesting of the PSUs may occur.
The LTI plans are issued annually, which allows the Board of Directors to review the terms and determine the targets on an annual basis. Employees generally receive the grants on April 1 of each calendar year, or for new employees on the first day of the calendar quarter after the start of their employment. Members of the Management Board and the Board of Directors receive the annual grants after the approval of the ordinary shareholders’ meeting.
As of December 31, 2024, 2,247,267 PSUs and 345,798 RSUs were outstanding. As of December 31, 2023, 1,347,983 PSUs and 182,678 RSUs were outstanding.
18.2.3    Conditions attached to and measurement of fair values of equity-settled share-based payment arrangements
The following table provides the conditions as well as the inputs used in the measurement of the values at grant dates:

RSU/PSU, conditions and assumptions	2024	2023
Nature of arrangement	Grant of PSU/RSU	Grant of PSU/RSU
Grant date RSU	April 17, 2024	April 4, 2023
Grant dates PSU	Jan 1 - Oct 1	Jan 1 - Oct 1
Number of RSU granted	192,639	120,144
Number of PSU granted	1,690,241	1,162,228
Weighted average exercise price (CHF)	0.10	0.10
Share price (CHF)	3.38 - 6.57	3.86 - 6.16
Vesting period for RSU (years)	1.00	1.00
Full contractual life for RSU (years)	3.00	3.00
Vesting period for PSU (years), Management Board	3.00	3.00
Vesting period for PSU (years), employees excluding Management Board	3.00 (pro-rata annual vesting)	3.00 (pro-rata annual vesting)
Full contractual life for PSU (years)	3.00	3.00
Settlement	Common Shares	Common Shares
Expected volatility on Common shares	66.87 - 72.79	67.08 - 77.51
Risk-free interest rate p. a. (%) / CHF LIBOR / Common shares	1.47 - 1.65	(0.24) - 1.17
Expected volatility on NBI	21.93 - 23.14	23.36 - 28.66
Risk-free interest rate p. a. (%) / USD LIBOR / NBI	3.82 - 5.21	5.30 - 6.04
Expected volatility on SPI	12.72 - 13.07	13.20 - 17.27
Risk-free interest rate p. a. (%) / CHF LIBOR / SPI	1.47 - 1.65	(0.24) - 1.17
Expected dividend (CHF)	—	—
Weighted average fair value of rights granted (CHF)	3.43	5.20
Latest expiry date	Sep 30, 2027	Sep 30, 2026
Valuation model	Monte Carlo	Monte Carlo
Additional comments:
•Expected volatility: Historical share prices of the Company have been used.
•The indices, Nasdaq Biotechnology Index ('NBI") and Swiss performance Index ("SPI") are used as inputs in determining the fair values for the 2023 and 2024 PSU Plans.
The movements in the number of all issued RSUs, PSUs and share options are as follows:

Share option / PSU / RSU movements	Total (numbers)	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU/RSU (numbers)	Weighted average exercise price (CHF)
Balance outstanding at December 31, 2022	982,906	2.05	282,105	6.89	700,801	0.10
Granted	1,282,372	0.10	—	—	1,282,372	0.10
(Performance adjustment) (1)	(79,703)	0.10	—	—	(79,703)	0.10
(Forfeited) (2)	(63,218)	0.10	—	—	(63,218)	0.10
(Expired)	—	—	—	—		—
(Exercised options, vested PSU / RSU) (3)	(309,591)	0.10	—	—	(309,591)	0.10
Balance outstanding at December 31, 2023	1,812,766	1.16	282,105	6.89	1,530,661	0.10
Granted	1,882,880	0.10	—	—	1,882,880	0.10
(Performance adjustment) (1)	(259,442)	0.10	—	—	(259,442)	0.10
(Forfeited) (2)	(195,725)	0.10	—	—	(195,725)	0.10
(Expired)	(281,604)	6.89	(281,604)	6.89		—
(Exercised options, vested PSU / RSU) (3)	(365,810)	0.10	(501)	6.94	(365,309)	0.10
Balance outstanding at December 31, 2024	2,593,065	0.10	—	—	2,593,065	0.10

(1) Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
(2) Forfeited due to service conditions not fulfilled
(3) The weighted average share prices at the dates of exercising options during the year 2024 amounted to CHF 7.00. There were no options exercised in 2023.
The following table applies to all PSUs and RSUs outstanding at December 31, 2024:

Exercise price CHF	PSU/RSU (number)	Remaining life (years)
PSU/RSU
0.10	2,593,065	1.4
Total	2,593,065
The following table applies to all share options, PSUs and RSUs outstanding at December 31, 2023:

Exercise price CHF	Options / PSU/RSU (number)	Remaining life (years)	Thereof exercisable options
Options
6.06	15,450	0.4	15,450
6.94	266,655	0.7	266,655
PSU/RSU
0.10	1,530,661	1.4
Total	1,812,766		282,105
The non-cash costs for share-based payments recognized in the statement of comprehensive income can be attributed to the Group’s two functions as follows:

in CHF thousands	2024	2023	2022
Research and development	2,365	3,057	3,010
Selling, general and administrative	1,740	2,150	2,078
Total year ended December 31	4,105	5,207	5,088